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                                                   -----------------------------
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                                                   hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-04963
                                   ----------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue            Berwyn, Pennsylvania             19312
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)


                                  Kevin M. Ryan

The Killen Group, Inc.      1189 Lancaster Avenue     Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                     ----------------------

Date of fiscal year end:         December 31, 2005
                          ----------------------------------

Date of reporting period:        March 31, 2005
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BERWYN FUND
STATEMENT OF INVESTMENTS
================================================================================
MARCH 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                 COMMON STOCKS - 95.8%                        VALUE
===========  =================================================  ==============
             AEROSPACE / DEFENSE - 2.4%
             ------------------------------------------------
    111,266  Ducommun, Inc. +                                   $    2,225,320
                                                                --------------

             AIRLINES - 2.9%
             ------------------------------------------------
    141,800  SkyWest, Inc.                                           2,627,554
                                                                --------------

             CHEMICALS - 5.7%
             ------------------------------------------------
    192,000  Hercules, Inc. +                                        2,780,160
    113,500  Sensient Technology Corp.                               2,447,060
                                                                --------------
                                                                     5,227,220
                                                                --------------
             COMMERCIAL PRINTING - 6.0%
             ------------------------------------------------
     58,610  Courier Corp.                                           3,065,889
    143,500  Ennis Business Forms, Inc.                              2,428,020
                                                                --------------
                                                                     5,493,909
                                                                --------------
             COMPUTER / INTEGRATED SYSTEMS - 7.4%
             ------------------------------------------------
    172,000  Agilysys, Inc.                                          3,381,520
    320,000  Neoware Systems, Inc. +                                 3,331,200
                                                                --------------
                                                                     6,712,720
                                                                --------------
             COMPUTERS & PERIPHERALS - 1.0%
             ------------------------------------------------
     57,749  Printronix, Inc.                                          929,759
                                                                --------------

             COMPUTER SERVICES - 4.4%
             ------------------------------------------------
    308,700  Ciber, Inc. +                                           2,244,249
    172,400  United Online, Inc.                                     1,784,340
                                                                --------------
                                                                     4,028,589
                                                                --------------
             CONSUMER PRODUCTS - 5.8%
             ------------------------------------------------
     87,600  Kenneth Cole Productions, Inc.                          2,552,664
    150,100  Russell Corp.                                           2,713,808
                                                                --------------
                                                                     5,266,472
                                                                --------------
             FINANCE / BROKERAGE - 3.6%
             ------------------------------------------------
    350,600  Labranche & Co., Inc. +                                 3,260,580
                                                                --------------

             FURNITURE MANUFACTURING - 2.8%
             ------------------------------------------------
    179,123  La-Z-Boy, Inc.                                          2,495,183
                                                                --------------

             HEALTH CARE - 6.2%
             ------------------------------------------------
     61,000  Lifepoint Hospitals, Inc. +                             2,661,430
    104,100  RehabCare Group, Inc. +                                 2,988,711
                                                                --------------
                                                                     5,650,141
                                                                --------------
             INSURANCE - 3.4%
             ------------------------------------------------
     95,109  FPIC Insurance Group, Inc. +                            3,057,754
                                                                --------------

BERWYN FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES            COMMON STOCKS - 95.8% (CONTINUED)                 VALUE
===========  ================================================   ==============
             MACHINERY MANUFACTURING - 5.8%
             ------------------------------------------------
    130,550  Gulf Island Fabrication, Inc.                      $    3,060,092
     50,750  Hardinge, Inc.                                            680,050
     35,744  Terex Corp. +                                           1,547,715
                                                                --------------
                                                                     5,287,857
                                                                --------------
             MANUFACTURED HOUSING - 3.3%
             ------------------------------------------------
     71,900  Drew Industries, Inc. +                                 2,707,035
     30,000  Patrick Industries, Inc. +                                307,500
                                                                --------------
                                                                     3,014,535
                                                                --------------
             MEDICAL PRODUCTS & SERVICES - 3.6%
             ------------------------------------------------
    182,226  Quidel Corp. +                                            712,504
     63,544  Vital Signs, Inc.                                       2,528,416
                                                                --------------
                                                                     3,240,920
                                                                --------------
             METALS & MINING - 3.3%
             ------------------------------------------------
      5,800  Impala Platinum Holdings Ltd. - SP ADR                    121,800
    113,950  Westmoreland Coal Co. +                                 2,865,843
                                                                --------------
                                                                     2,987,643
                                                                --------------
             OIL & GAS EXPLORATION & PRODUCTION - 5.4%
             ------------------------------------------------
    166,100  Callon Petroleum Co. +                                  2,581,194
     41,200  Southwestern Energy Co. +                               2,338,512
                                                                --------------
                                                                     4,919,706
                                                                --------------
             OIL REFINING - 2.7%
             ------------------------------------------------
     68,244  Frontier Oil Corp.                                      2,474,527
                                                                --------------

             PRECISION INSTRUMENTS - 4.3%
             ------------------------------------------------
     45,870  Esterline Technology Corp. +                            1,584,809
     80,900  MTS Systems Corp.                                       2,348,527
                                                                --------------
                                                                     3,933,336
                                                                --------------
             REAL ESTATE INVESTMENT TRUSTS - 3.0%
             ------------------------------------------------
    250,600  Equity Inns, Inc.                                       2,764,118
                                                                --------------

             RESTAURANTS - 2.9%
             ------------------------------------------------
     55,100  IHOP Corp.                                              2,627,168
                                                                --------------

             RETAIL INDUSTRY - 2.8%
             ------------------------------------------------
     77,900  Blair Corp.                                             2,568,363
                                                                --------------

             SOFTWARE - 2.2%
             ------------------------------------------------
    156,786  EPIQ Systems, Inc. +                                    2,028,811
                                                                --------------

             TRANSPORTATION - 2.4%
             ------------------------------------------------
     37,300  Yellow Corp. +                                          2,180,558
                                                                --------------

BERWYN FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES             COMMON STOCKS - 95.8% (CONTINUED)                VALUE
===========  ================================================   ==============
             UTILITIES - 2.5%
             ------------------------------------------------
    127,500  Duquesne Light Holdings, Inc.                      $    2,284,800
                                                                --------------

             TOTAL COMMON STOCKS (Cost $63,195,706)             $   87,287,543
                                                                --------------

 NUMBER OF
  SHARES              SHORT TERM INVESTMENTS - 4.0%                   VALUE
===========  ================================================   ==============
  1,802,058  Blackrock Provident Institutional Temp Cash Fund   $    1,802,058
  1,802,058  Blackrock Provident Institutional Federal Fund          1,802,058
                                                                --------------

             TOTAL SHORT TERM INVESTMENTS (Cost $3,604,116)     $    3,604,116
                                                                --------------

             TOTAL INVESTMENTS - 99.8% (Cost $66,799,822)       $   90,891,659

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%              230,635
                                                                --------------

             NET ASSETS - 100.0%                                $   91,122,294
                                                                ==============

            +  Non-Income Producing Security
       SP ADR  American Depositary Receipt sponsored by a U.S. depositary bank.

 See accompanying notes to Statement of Investments.

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES                  COMMON STOCKS - 26.7%                       VALUE
===========  ================================================   ==============
             AUTO & AUTO PARTS - 1.2%
             ------------------------------------------------
     61,500  DaimlerChrysler AG                                 $    2,750,280
                                                                --------------

             BANKING - 1.1%
             ------------------------------------------------
    182,700  First Commonwealth Financial Corp.                      2,502,990
                                                                --------------

             CHEMICALS - 2.0%
             ------------------------------------------------
    163,964  Hawkins, Inc.                                           1,944,613
     64,000  Lubrizol Corp.                                          2,600,960
                                                                --------------
                                                                     4,545,573
                                                                --------------
             COMMERCIAL PRINTING - 1.2%
             ------------------------------------------------
    161,500  Ennis Business Forms, Inc.                              2,732,580
                                                                --------------

             DIVERSIFIED MANUFACTURING - 0.6%
             ------------------------------------------------
     79,833  Deswell Industries, Inc.                                1,277,328
                                                                --------------

             FINANCIAL SERVICES - 2.3%
             ------------------------------------------------
     82,000  JPMorgan Chase & Co.                                    2,837,200
    117,400  Waddell & Reed Financial, Inc.                          2,317,476
                                                                --------------
                                                                     5,154,676
                                                                --------------
             FOOD PRODUCTS - 2.5%
             ------------------------------------------------
     99,500  Campbell Soup Co.                                       2,887,490
    103,000  Conagra Foods, Inc.                                     2,783,060
                                                                --------------
                                                                     5,670,550
                                                                --------------
             FOOD RETAILING - 1.3%
             ------------------------------------------------
     95,702  Ingles Markets, Inc.                                    1,263,266
     46,700  Weis Markets, Inc.                                      1,721,829
                                                                --------------
                                                                     2,985,095
                                                                --------------
             METALS & MINING - 0.6%
             ------------------------------------------------
     67,449  Impala Platinum Holdings Ltd. - SP ADR                  1,416,429
                                                                --------------

             OIL & GAS EXPLORATION & PRODUCTION - 1.3%
             ------------------------------------------------
     51,000  ChevronTexaco Corp.                                     2,973,810
                                                                --------------

             PHARMACEUTICALS - 1.5%
             ------------------------------------------------
      5,000  AstraZeneca PLC                                           197,650
     66,000  GlaxoSmithKline PLC                                     3,030,720
                                                                --------------
                                                                     3,228,370
                                                                --------------
             REAL ESTATE INVESTMENT TRUSTS - 1.8%
             ------------------------------------------------
     56,250  Hospitality Properties Trust                            2,271,375
     66,000  Town & Country Trust                                    1,745,700
                                                                --------------
                                                                     4,017,075
                                                                --------------

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES             COMMON STOCKS - 26.7% (CONTINUED)                VALUE
===========  ================================================   ==============
             TELECOMMUNICATIONS - 3.1%
             ------------------------------------------------
    106,900  Bellsouth Corp.                                    $    2,810,401
     91,478  North Pittsburgh Systems, Inc.                          1,805,776
    170,269  SpectraLink Corp.                                       2,392,279
                                                                --------------
                                                                     7,008,456
                                                                --------------
             UTILITIES - 6.2%
             ------------------------------------------------
     90,500  Atmos Energy Corp.                                      2,443,500
     43,000  Cinergy Corp.                                           1,742,360
     97,700  Cleco Corp.                                             2,081,010
     62,900  Laclede Group, Inc. (The)                               1,836,680
     76,635  MGE Energy, Inc.                                        2,519,759
     23,300  Puget Energy, Inc.                                        513,532
    105,800  Vectren Corp.                                           2,818,512
                                                                --------------
                                                                    13,955,353
                                                                --------------

             TOTAL COMMON STOCKS (Cost $54,327,654)             $   60,218,565
                                                                --------------

 NUMBER OF
  SHARES                  PREFERRED STOCKS - 2.2%                     VALUE
===========  ================================================   ==============
             APPAREL - 0.4%
             ------------------------------------------------
     37,100  Tommy Hilfiger Corp. PFD A                         $      955,325
                                                                --------------

             BANKING - 0.1%
             ------------------------------------------------
     12,100  HSBC Finance Corp. PFD                                    316,052
                                                                --------------

             OIL & GAS EXPLORATION & PRODUCTION - 0.2%
             ------------------------------------------------
     14,665  Callon Petroleum Co. PFD A CV                             524,274
                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS - 0.8%
             ------------------------------------------------
     18,100  Brandywine Realty Trust PFD D                             448,880
     21,500  Equity Inns, Inc. PFD B                                   551,690
     21,700  Highwoods Properties, Inc. PFD B                          542,934
      4,200  Hospitality Properties Trust PFD B                        112,266
                                                                --------------
                                                                     1,655,770
                                                                --------------
             TELECOMMUNICATIONS - 0.5%
             ------------------------------------------------
     38,800  Telephone & Data Systems, Inc. PFD A                      992,504
                                                                --------------

             UTILITIES - 0.2%
             ------------------------------------------------
      5,000  Southern California Edison Co. PFD                        507,812
                                                                --------------

             TOTAL PREFERRED STOCKS (Cost $4,687,307)           $    4,951,737
                                                                --------------

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

   FACE
  AMOUNT                 CORPORATE BONDS - 64.8%                      VALUE
===========  ================================================   ==============
             AIRLINES - 1.4%
             ------------------------------------------------
$ 3,300,000  Southwest Airlines, Inc.  5.25%  10/01/14          $    3,180,589
                                                                --------------

             AUTO & AUTOMOTIVE PARTS - 0.8%
             ------------------------------------------------
  1,000,000  General Motors Corp. 7.20% 01/15/11                       902,772
    988,000  Hertz Corp. 6.50% 05/15/06                                994,272
                                                                --------------
                                                                     1,897,044
                                                                --------------
             BEVERAGES / ALCOHOL - 1.7%
             ------------------------------------------------
    175,000  Constellation Brands, Inc. 8.00% 02/15/08                 186,813
  3,084,000  Constellation Brands, Inc. 8.125% 01/15/12              3,299,880
    245,000  Constellation Brands, Inc. 8.625% 08/01/06                256,025
                                                                --------------
                                                                     3,742,718
                                                                --------------
             CHEMICALS - 1.2%
             ------------------------------------------------
     33,000  Hercules, Inc. 6.60% 08/01/07                              33,000
  1,695,000  Lubrizol Corp. 5.875% 12/01/08                          1,742,446
  1,000,000  Union Carbide Corp. 6.70% 01/01/09                      1,022,865
                                                                --------------
                                                                     2,798,311
                                                                --------------
             COMPUTER / INTEGRATED SYSTEMS - 1.9%
             ------------------------------------------------
  4,000,000  Agilysys, Inc. 9.50% 08/01/06                           4,220,920
                                                                --------------

             COMPUTERS & PERIPHERALS - 1.8%
             ------------------------------------------------
  2,035,000  Unisys Corp. 6.875% 03/15/10                            2,029,913
  2,000,000  Unisys Corp. 8.125% 06/01/06                            2,050,000
                                                                --------------
                                                                     4,079,913
                                                                --------------
             CONSUMER SERVICES - 0.5%
             ------------------------------------------------
  1,000,000  Cedent Corp. 6.25% 03/15/10                             1,050,555
                                                                --------------

             CONSUMER STAPLES - 1.8%
             ------------------------------------------------
  1,425,000  Service Corp. International 6.50% 03/15/08              1,428,563
  1,000,000  Service Corp. International 7.20% 06/01/06              1,015,000
    600,000  Service Corp. International 7.70% 04/15/09                618,000
    865,000  Service Corp. International 7.70% 04/15/09                890,950
                                                                --------------
                                                                     3,952,513
                                                                --------------
             ELECTRICAL EQUIPMENT - 1.7%
             ------------------------------------------------
  3,833,000  Thomas & Betts Corp. 6.50% 01/15/06                     3,898,303
                                                                --------------

             ENERGY - 2.9%
             ------------------------------------------------
  3,000,000  Constellation Energy Group, Inc. 4.55% 06/15/15         2,813,967
  3,838,000  Offshore Logistics, Inc. 6.125% 06/15/13                3,646,100
                                                                --------------
                                                                     6,460,067
                                                                --------------
             EQUIPMENT RENTAL - 1.4%
             ------------------------------------------------
  3,220,000  Rent-A-Center, Inc. 7.50% 05/01/10                      3,203,900
                                                                --------------

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

   FACE
  AMOUNT            CORPORATE BONDS - 64.8% (CONTINUED)               VALUE
===========  ================================================   ==============
             FINANCE - 2.7%
             ------------------------------------------------
$ 1,195,000  CIT Group Holdings, Inc. 4.75% 12/15/10            $    1,184,618
  2,000,000  CIT Group Holdings, Inc. 5.00% 02/13/14                 1,965,556
  1,000,000  Ford Motor Credit Corp. 7.375% 10/28/09                 1,004,370
  2,000,000  General Motors Acceptance Corp. 6.85% 10/15/08          1,919,760
                                                                --------------
                                                                     6,074,304
                                                                --------------
             FINANCE / BROKERAGE - 0.6%
             ------------------------------------------------
  1,500,000  Bear Stearns Co., Inc. 3.25% 03/25/09                   1,423,168
                                                                --------------

             FOOD RETAILING - 3.6%
             ------------------------------------------------
  3,779,000  Ingles Markets, Inc. 8.80% 12/11/11                     3,873,475
  4,020,000  Pantry, Inc. 7.75% 2/15/14                              4,160,700
                                                                --------------
                                                                     8,034,175
                                                                --------------
             HEALTH CARE - 3.4%
             ------------------------------------------------
  3,300,000  Humana, Inc. 6.30% 08/01/18                             3,429,548
  4,199,000  Triad Hospitals, Inc. 7.00% 11/15/13                    4,125,518
                                                                --------------
                                                                     7,555,066
                                                                --------------
             HOTEL & GAMING - 2.3%
             ------------------------------------------------
    271,000  Hilton Hotels Corp. 7.20% 12/15/09                        295,290
  1,575,000  Hilton Hotels Corp. 7.625% 12/01/12                     1,798,129
  2,000,000  Mirage Resorts, Inc. 5.875% 02/27/14                    1,887,500
  1,110,000  Mirage Resorts, Inc. 6.75% 08/01/07                     1,129,425
                                                                --------------
                                                                     5,110,344
                                                                --------------
             INFORMATION SERVICES - 1.0%
             ------------------------------------------------
  2,000,000  Equifax, Inc. 6.90% 07/01/28                            2,225,138
                                                                --------------

             INSURANCE - 1.7%
             ------------------------------------------------
    464,000  CNA Financial Corp. 6.50% 04/15/05                        464,400
  1,217,000  CNA Financial Corp. 6.60% 12/15/08                      1,276,974
  2,010,000  CNA Financial Corp. 6.75% 11/15/06                      2,075,128
                                                                --------------
                                                                     3,816,502
                                                                --------------
             MANUFACTURED HOUSING - 2.1%
             ------------------------------------------------
  2,180,000  Champion Enterprises, Inc. 7.625% 05/15/09              2,196,350
  2,587,000  Silgan Holdings, Inc. 6.75% 11/15/13                    2,612,870
                                                                --------------
                                                                     4,809,220
                                                                --------------
             MEDICAL PRODUCTS & SERVICES - 5.8%
             ------------------------------------------------
  2,000,000  AmerisourceBergen Corp. 7.25% 06/01/05                  2,012,500
  2,201,000  AmerisourceBergen Corp. 8.125% 09/01/08                 2,360,572
  4,305,000  Bausch & Lomb, Inc. 6.95% 11/15/07                      4,526,299
  2,727,000  Omnicare, Inc. CV 6.125% 06/01/13                       2,652,008
  1,332,000  Omnicare, Inc. CV 8.125% 03/15/11                       1,401,930
                                                                --------------
                                                                    12,953,309
                                                                --------------

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

   FACE
  AMOUNT            CORPORATE BONDS - 64.8% (CONTINUED)               VALUE
===========  ================================================   ==============
             METALS & MINING - 0.5%
             ------------------------------------------------
$ 1,000,000  Alcoa, Inc. 6.00% 01/15/12                         $    1,066,061
                                                                --------------

             OIL & GAS EXPLORATION & PRODUCTION - 0.6%
             ------------------------------------------------
  1,175,000  ConocoPhillips 7.125% 03/15/08                          1,252,679
                                                                --------------

             PHARMACEUTICALS - 0.9%
             ------------------------------------------------
  2,000,000  Caremark Rx, Inc. 7.375% 10/01/06                       2,080,700
                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS - 1.8%
             ------------------------------------------------
  2,000,000  Health Care REIT, Inc. 6.00%, 11/15/13                  2,035,466
  1,972,000  Health Care REIT, Inc. 7.50% 08/15/07                   2,088,234
                                                                --------------
                                                                     4,123,700
                                                                --------------
             RETAIL INDUSTRY - 4.5%
             ------------------------------------------------
  3,500,000  J.C. Penney Co., Inc. 8.00% 03/01/10                    3,500,000
    525,000  Rite Aid Corp. 144A 6.00% 12/15/05                        527,625
  2,400,000  Rite Aid Corp. 7.125% 01/15/07                          2,400,000
  1,730,000  Rite Aid Corp. 7.625% 04/15/05                          1,730,000
  1,955,000  Saks, Inc. 7.50% 12/01/10                               1,896,350
                                                                --------------
                                                                    10,053,975
                                                                --------------
             TELECOMMUNICATIONS - 9.8%
             ------------------------------------------------
  4,000,000  AT&T Corp. 7.30% 11/15/11                               4,545,000
    962,000  AT&T Corp. 7.75% 03/01/07                               1,018,010
  1,000,000  Bellsouth Corp. 6.875% 10/15/31                         1,113,124
  3,520,000  Cincinnati Bell, Inc. 8.375% 01/15/14                   3,467,200
  1,456,000  Comcast Corp. 5.30% 01/15/14                            1,440,195
  1,225,000  Comcast Corp. 7.80% 02/15/26                            1,494,468
  1,617,000  Sprint Capital Corp. 6.125% 11/15/08                    1,690,106
  1,200,000  Sprint Capital Corp. 6.875% 11/15/28                    1,284,709
  1,500,000  Sprint Capital Corp. 8.375% 03/15/12                    1,753,047
  1,077,000  Verizon Florida, Inc. 6.125% 01/15/13                   1,119,299
  3,157,000  Verizon Florida, Inc. 6.30% 06/01/10                    3,300,997
                                                                --------------
                                                                    22,226,155
                                                                --------------
             TOYS - 1.8%
             ------------------------------------------------
  2,035,000  Hasbro, Inc. 6.15% 07/15/08                             2,136,953
  2,000,000  Hasbro, Inc. 6.60% 07/15/28                             2,040,498
                                                                --------------
                                                                     4,177,451
                                                                --------------

BERWYN INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

   FACE
  AMOUNT            CORPORATE BONDS - 64.8% (CONTINUED)               VALUE
===========  ================================================   ==============
             UTILITIES - 4.6%
             ------------------------------------------------
$ 2,365,000  Black Hills Corp. 6.50% 05/15/13                   $    2,439,687
  2,955,000  PSEG Power, Inc. 5.50% 12/01/15                         2,972,287
  1,000,000  PSEG Power, Inc. 6.375% 05/01/05                        1,055,225
    703,000  PSEG Power, Inc. 7.75% 04/15/11                           800,728
  1,884,000  PSI Energy Co. 6.52% 03/15/09                           1,990,401
    905,000  Southern California Edision Co. 7.625% 01/15/10         1,012,455
                                                                --------------
                                                                    10,270,783
                                                                --------------

             TOTAL CORPORATE BONDS (Cost $146,750,319)          $  145,737,563
                                                                --------------

    FACE
   AMOUNT                GOVERNMENT BONDS - 1.7%                      VALUE
===========  ================================================   ==============
             U.S. TREASURY NOTES - 1.7%
             ------------------------------------------------
$ 2,000,000  U.S. Treasury Notes 3.375% 10/15/09                $    1,936,406
  2,000,000  U.S. Treasury Notes 4.00% 11/15/12                      1,952,500
                                                                --------------

             TOTAL GOVERNMENT BONDS (Cost $3,965,851)           $    3,888,906
                                                                --------------

 NUMBER OF
  SHARES              SHORT TERM INVESTMENTS - 3.9%                   VALUE
===========  ================================================   ==============
  4,343,566  Blackrock Provident Institutional Temp Cash Fund   $    4,343,566
  4,343,567  Blackrock Provident Institutional Federal Fund          4,343,567
                                                                --------------

             TOTAL SHORT TERM INVESTMENTS (Cost $8,687,133)     $    8,687,133
                                                                --------------

             TOTAL INVESTMENTS - 99.3% (Cost $218,419,264)      $  223,483,904

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%            1,573,698
                                                                --------------

             NET ASSETS - 100.0%                                $  225,057,602
                                                                ==============

           CV  Convertible Security
          PFD  Preferred Stock
       SP ADR  American Depositary Receipt sponsored by a U.S. depositary  bank.
         144A Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. Security has been deemed liquid pursuant to guidelines approved by the Board of Trustees

 See accompanying notes to Statement of Investments.

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES                  COMMON STOCKS - 84.0%                       VALUE
===========  ================================================   ==============
             AEROSPACE / DEFENSE - 2.7%
             ------------------------------------------------
        925  General Dynamics Corp.                             $       99,021
                                                                --------------

             CHEMICALS - 4.0%
             ------------------------------------------------
      3,630  Lubrizol Corp.                                            147,523
                                                                --------------

             COMPUTERS & PERIPHERALS - 3.5%
             ------------------------------------------------
      5,885  Hewlett-Packard Co.                                       129,117
                                                                --------------

             CONSUMER PRODUCTS - 6.3%
             ------------------------------------------------
      1,085  Black & Decker Corp.                                       85,704
      6,650  Mattel, Inc.                                              141,977
                                                                --------------
                                                                       227,681
                                                                --------------
             ELECTRIC COMPONENTS / SEMI-CONDUCTORS - 4.6%
             ------------------------------------------------
      4,185  QLogic Corp. +                                            169,451
                                                                --------------

             ENERGY - 3.5%
             ------------------------------------------------
      1,890  Noble Energy, Inc.                                        128,558
                                                                --------------

             EXCHANGE TRADED FUNDS - 5.9%
             ------------------------------------------------
        920  iShares S&P MidCap 400/BARRA Value Index Fund             116,904
        805  Midcap SPDR Trust Series 1                                 96,890
                                                                --------------
                                                                       213,794
                                                                --------------
             FINANCIAL SERVICES - 3.5%
             ------------------------------------------------
      2,780  Webster Financial Corp.                                   126,240
                                                                --------------

             FOOD PRODUCTS - 6.4%
             ------------------------------------------------
      4,385  Cambell Soup, Inc.                                        127,253
      2,910  H.J. Heinz Co.                                            107,204
                                                                --------------
                                                                       234,457
                                                                --------------
             FURNITURE MANUFACTURING - 3.0%
             ------------------------------------------------
      3,365  Ethan Allen International, Inc.                           107,680
                                                                --------------

             INSURANCE - 3.4%
             ------------------------------------------------
      7,180  UnumProvident Corp.                                       122,204
                                                                --------------

             INTEGRATED OIL & GAS - 4.0%
             ------------------------------------------------
      2,480  Chevron Corp.                                             144,609
                                                                --------------

             MEDICAL PRODUCTS & SERVICES - 3.3%
             ------------------------------------------------
      3,595  Baxter International, Inc.                                122,158
                                                                --------------

BERWYN CORNERSTONE FUND
STATEMENT OF INVESTMENTS (CONTINUED)
================================================================================
MARCH 31, 2005  (UNAUDITED)

 NUMBER OF
  SHARES             COMMON STOCKS - 84.0% (CONTINUED)                VALUE
===========  ================================================   ==============
             PHARMACEUTICALS - 3.5%
             ------------------------------------------------
      4,835  Pfizer, Inc.                                       $      127,015
                                                                --------------

             RESTAURANTS - 4.9%
             ------------------------------------------------
      3,445  Yum! Brands, Inc.                                         178,485
                                                                --------------

             RETAIL INDUSTRY - 12.0%
             ------------------------------------------------
        860  Best Buy, Inc.                                             46,449
      3,970  BJ's Wholesale Club, Inc. +                               123,308
      9,980  Rite Aid Corp. +                                           39,521
      8,100  Saks, Inc. +                                              146,205
      2,600  Talbots, Inc.                                              83,148
                                                                --------------
                                                                       438,631
                                                                --------------
             TELECOMMUNICATIONS - 0.3%
             ------------------------------------------------
        274  Comcast Corp. +                                             9,236
                                                                --------------

             TRANSPORTATION - 4.1%
             ------------------------------------------------
      3,555  CSX Corp.                                                 148,066
                                                                --------------

             UTILITIES - 5.1%
             ------------------------------------------------
      2,665  FPL Group, Inc.                                           107,000
      1,905  Progress Energy, Inc.                                      79,915
                                                                --------------
                                                                       186,915
                                                                --------------

             TOTAL COMMON STOCKS (Cost $2,675,421)              $    3,060,841
                                                                --------------


 NUMBER OF
  SHARES             SHORT TERM INVESTMENTS - 19.1%                    VALUE
===========  ================================================   ==============
    169,183  Blackrock Provident Institutional Temp Cash Fund   $      169,183
    169,183  Blackrock Provident Institutional Federal Fund            169,183
    356,612  Blackrock Provident Money Market Fund                     356,612
                                                                --------------

             TOTAL SHORT TERM INVESTMENTS (Cost $694,978)       $      694,978
                                                                --------------

             TOTAL INVESTMENTS - 103.1% (Cost $3,370,399)       $    3,755,819

             LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%           (111,306)
                                                                --------------

             NET ASSETS - 100.0%                                $    3,644,513
                                                                ==============

            +  Non-Income Producing Security

 See accompanying notes to Statement of Investments.

THE BERWYN FUNDS

NOTES TO STATEMENTS OF  INVESTMENTS

MARCH 31, 2005 (UNAUDITED)



1. SECURITIES VALUATION

Securities of the Berwyn Funds (the Funds) listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities, all bonds and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees.


2. INVESTMENT TRANSACTIONS

For financial statement and reporting purposes, securities transactions are recorded on the trade date of purchase or sale. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold.


3. FEDERAL INCOME TAX

At March 31, 2005, the composition of tax basis unrealized appreciation (depreciation) of investment securities for the Funds was as follows:


                                                                Berwyn              Berwyn
                                            Berwyn              Income           Cornerstone
                                            Fund                 Fund                Fund
                                       ----------------    -----------------    ----------------

Cost of portfolio investments           $ 66,801,457        $  218,433,680       $    3,370,565
                                       ================    =================    ================

Gross unrealized appreciation           $ 26,158,273        $    9,248,938              439,213

Gross unrealized depreciation             (2,068,071)           (4,198,714)             (53,959)
                                       ----------------    -----------------    ----------------

Net unrealized appreciation             $ 24,090,202        $    5,050,224       $      385,254
                                       ================    =================    ================


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds
             --------------------------------------------------------


By (Signature and Title)*   /s/ Robert E. Killen
                          -------------------------------------------------
                          Robert E. Killen, President

Date          May 27, 2005
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ Robert E. Killen
                          -------------------------------------------------
                          Robert E. Killen, President

Date          May 27, 2005
      ----------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------------
                          Mark J. Seger, Treasurer

Date         May 27, 2005
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.